Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Derivative liability			$ 793,495	$ 1,358,901	$ 1,358,901
Derivative liability recorded on new instruments					1,924,569	1,144,525
Change in fair value	$ 20,847	$ (2,358,447)	(326,788)	$ (599,257)	(571,231)	214,376
Derivative liability	4,265		4,265		793,495	$ 1,358,901
Total [Member]
Derivative liability			793,495
Derivative liability recorded on new instruments			6,499
Derivative liability reduced by debt settlement			(468,941)
Change in fair value			(326,788)
Derivative liability	4,265		4,265		793,495
Warrant [Member]
Derivative liability
Derivative liability recorded on new instruments			6,499
Derivative liability reduced by debt settlement
Change in fair value			(2,234)
Derivative liability	4,265		4,265
Debt [Member]
Derivative liability			793,495
Derivative liability recorded on new instruments
Derivative liability reduced by debt settlement			(468,941)
Change in fair value			(324,554)
Derivative liability					$ 793,495